Goodwill (Tables)	12 Months Ended
Sep. 30, 2023
Intangible assets and goodwill [abstract]
Disclosure of movements in goodwill	The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2022	1,440,019	1,278,176	1,142,148	1,108,267	1,345,346	834,960	567,628	501,307	263,605	8,481,456
Business acquisitions (Note 27)	21,001	—	—	—	—	(67)	—	—	—	20,934
Foreign currency translation adjustment	94,710	(19,799)	—	(17,564)	37,970	61,916	37,257	30,822	(3,252)	222,060
As at September 30, 2023	1,555,730	1,258,377	1,142,148	1,090,703	1,383,316	896,809	604,885	532,129	260,353	8,724,450

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2023	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.7	11.9	11.0	10.3	12.1	13.7	12.2	12.1	20.3
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0

2022	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	10.6	10.7	9.2	10.5	10.6	10.7	10.7	19.2
Long-term growth rate of net operating cash flows[1]	1.8	2.0	2.0	2.0	2.0	1.9	2.0	1.9	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.